Goodwill and intangible assets (Details 3) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and intangible assets
2023	$ 4,134
2024	4,134
2025	3,026
2026	2,132
2027	2,094
Thereafter	18,412
Total amortization expense	$ 33,932